Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Allowance for Accounts receivable	$ 16,750	$ 16,750	$ 16,750
Convertible Notes Payable	$ 0	$ 0	$ 11,153
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	79,434,463	49,065,669	38,229,374
Common stock shares outstanding	79,434,463	49,065,669	38,229,374